Item 1. Report to Shareholders

T. Rowe Price High Yield Fund
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Certified Shareholder Report and Financials


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T. Rowe Price High Yield Fund
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Certified Shareholder Report and Financials

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Chart omitted]

                                  Lipper High    CS First Boston   High Yield
                                  Yield Funds      High Yield      Fund $18,855
                                Average $16,317   Index $19,631

05/93                             10                10                   10

05/94                             10.658            10.694               10.234

05/95                             11.563            11.872               10.959

05/96                             12.881            13.112               11.952

05/97                             14.543            14.867               13.564

05/98                             16.513            16.689               15.533

05/99                             16.363            16.573               15.957

05/00                             15.942            16.154               15.856

05/01                             15.47             16.723               16.484

05/02                             14.984            17.335               17.058

05/03                             16.317            19.631               18.855


Note: Performance for Advisor Class will vary from fund shares due to the differing fee structure. See returns table below.


Average Annual Compound Total Return

                                                                          Since
                                                                      Inception
Periods Ended 5/31/03    1 Year         5 Years        10 Years         3/31/00

High Yield Fund           10.53%           3.95%           6.55%           --

High Yield Fund-Advisor
Class                     10.32            --              --              5.11%

CS First Boston High
Yield Index *             13.25            3.30            6.98            5.76

Lipper High Yield
Funds Average *            8.61            0.15            4.90            1.39

* Benchmarks' since-inception returns are from 3/31/00 to 5/31/03. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

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T. Rowe Price High Yield Fund
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Certified Shareholder Report and Financials

Dear Shareholder,

We are pleased that both the High Yield Fund and its companion Advisor Class generated positive returns of 10.53% and 10.32%, respectively, during the 12 months ended May 31, 2003. As shown in the table on the preceding page, we outperformed the Lipper High Yield Funds Average of similarly managed funds and underperformed the unmanaged CS First Boston High Yield Index during the period. Because of our conservative portfolio posture and reluctance to hold very low CCC rated and defaulted credits, which rallied strongly, relative performance lagged in the second half of the fund's fiscal year.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      5/31/02              5/31/03
--------------------------------------------------------------------------------
High Yield Fund Share Price                $          6.62      $          6.69

30-Day Standardized
Yield to Maturity                                     9.04%                8.87%

High Yield-Advisor Class
Share Price                                $          6.61      $          6.68

30-Day Standardized Yield
to Maturity                                           8.90%                8.63%

Weighted Average Maturity (years)                      7.3                  7.6

Weighted Average
Effective Duration (years)                             4.2                  3.9

Weighted Average Quality *                              B+                   B+

* Based on T. Rowe Price research.

As you know, the fund seeks a high level of current income and, secondarily, capital appreciation by investing in a diversified portfolio of high-yield, lower-quality corporate bonds. The fund focuses primarily on bonds in the upper-quality range (BB and B rated credits) of the high-yield market.

The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. Treasury bonds and investment-grade corporates performed slightly better than the U.S. Aggregate Index over the 12-month period, and high-yield came on strong in recent months. As shown in the Quality Diversification chart, more than 80% of the portfolio was invested in bonds rated single B and higher.

Major Index Returns

                                                             12-Month
Period Ended 5/31/03                                          Returns
--------------------------------------------------------------------------------

Lehman Brothers U.S. Treasury
Securities Index                                                14.22%

Lehman Brothers U.S. Aggregate Index                            11.58

Lehman Brothers U.S. Credit Index                               16.06

Lehman Brothers Mortgage-Backed

Securities Index                                                 6.42

CS First Boston High Yield Index                                13.25

Source: Lehman Brothers and CS First Boston.

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Quality Diversification

[Chart omitted]

BBB Rated and Above 7.39 BB Rated 17.86 B Rated 59.52 CCC and Below (including not rated) 15.23

Based on Moody's Investors Service and Standard & Poor's research.


The Portfolio Characteristics table shows various portfolio characteristics as of May 31, 2003, compared with one year earlier. The portfolio's weighted average maturity remained relatively stable at 7.6 years, although duration shortened a bit to 3.9 years. The average quality of its holdings was unchanged from one year ago at B+ and given the decline of interest rates over the prior 12 months, we are pleased to report only a modest dip in the 30-day standardized yield.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 20, 2003

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T. Rowe Price High Yield Fund
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Certified Shareholder Report and Financials


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
High Yield shares

                    Year
                   Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99

NET ASSET
VALUE

Beginning of
period         $    6.62   $    7.04   $    7.50   $    8.32   $    8.85

Investment
activities

  Net investment
  income (loss)     0.58        0.63        0.74        0.76        0.75

  Net realized
  and unrealized
  gain (loss)       0.06       (0.41)      (0.46)      (0.81)      (0.53)

  Total from
  investment
  activities        0.64        0.22        0.28       (0.05)       0.22

Distributions

  Net investment
  income           (0.57)      (0.64)      (0.74)      (0.77)      (0.75)

NET ASSET VALUE

End of period  $    6.69   $    6.62   $    7.04   $    7.50   $    8.32
--------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return^      10.53%       3.48%       3.96%      (0.63)%      2.73%

Ratio of total
expenses to
average net
assets              0.81%       0.83%       0.82%       0.83%       0.82%


Ratio of net
investment
income (loss)
to average
net assets          9.09%       9.56%      10.16%       9.60%       8.93%


Portfolio
turnover rate       59.9%       71.3%       80.1%       75.9%       95.6%


Net assets, end
of period
(in millions)  $   2,568   $   1,811   $   1,538   $   1,524   $   1,776


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price High Yield Fund
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Certified Shareholder Report and Financials



Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
High Yield-Advisor Class shares

                           Year                                         3/31/00
                          Ended                                         Through
                        5/31/03         5/31/02         5/31/01         5/31/00
NET ASSET VALUE

Beginning of period $      6.61     $      7.04     $      7.50     $      7.70

Investment activities

  Net investment
  income (loss)            0.56            0.63            0.73            0.12

  Net realized
  and unrealized
  gain (loss)              0.07           (0.43)          (0.46)          (0.19)


  Total from
  investment
  activities               0.63            0.20            0.27           (0.07)

Distributions

  Net investment
  income                  (0.56)          (0.63)          (0.73)          (0.13)

NET ASSET VALUE

End of period       $      6.68     $      6.61     $      7.04     $      7.50
                    -----------     -----------     -----------     -----------

Ratios/Supplemental Data

Total return^             10.32%           3.14%           3.86%         (0.90)%

Ratio of total
expenses to
average net
assets                     1.01%           0.99%           0.93%         0.68%!

Ratio of net
investment
income (loss)
to average
net assets                 8.83%           9.46%           9.78%        10.01%!

Portfolio
turnover rate              59.9%           71.3%           80.1%         75.9%!

Net assets,
end of period
(in thousands)      $   496,630     $   233,802     $     3,061     $        10

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

!   Annualized

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price High Yield Fund
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Certified Shareholder Report and Financials                      May 31, 2003

Statement of Net Assets                         Par/Shares                Value
--------------------------------------------------------------------------------
                                                             In thousands
CORPORATE BONDS AND NOTES  90.7%

Aerospace & Defense 0.3%

Anteon, 12.00%, 5/15/09                    $         3,412      $         3,753

Communications & Power,
12.00%, 8/1/05                                       4,000                4,000

IT Group, VR, 2.50%, 6/11/07                         4,331                  368

Sequa, 9.00%, 8/1/09                                 1,325                1,405

                                                                          9,526

Automobiles and Related  2.1%

Arvin Industries
      6.75%, 3/15/08                                 1,000                1,010

      7.125%, 3/15/09                                2,400                2,448

Arvinmeritor, 8.75%, 3/1/12                          1,950                2,125

Cummins Engine
      6.75%, 2/15/27                                 3,000                3,018

  144A, 9.50%, 12/1/10                               1,200                1,302

Dana
      6.50%, 3/1/09                                  4,000                3,820

      9.00%, 8/15/11                                 6,700                6,985

      10.125%, 3/15/10                                 475                  514

HLI Operating, 144A, 10.50%, 6/15/10                 8,300                8,487

MSX International,
11.375%, 1/15/08                                     5,575                3,345

Tenneco Automotive, Series B,
11.625%, 10/15/09                                    9,385                8,306

TRW Automotive
  144A, 10.125%, 2/15/13 (EUR)                       4,400                5,227

  144A, 9.375%, 2/15/13                             10,440               10,858

  144A, 11.00%, 2/15/13                              6,075                6,318

                                                                         63,763

Broadcasting  5.6%

Acme Intermediate Holdings, Series B, STEP,
12.00%, 9/30/05                                      3,673                3,756


Cumulus Media, 10.375%, 7/1/08                         165                  177

Gray Communications,
9.25%, 12/15/11                                      7,700                8,354

Paxson Communications
      10.75%, 7/15/08                                6,350                6,763

  STEP, 12.25%, 1/15/09                             15,775               12,856

Quebecor Media
      11.125%, 7/15/11                              21,700               24,087

  STEP, 13.75%, 7/15/11                              5,000                3,975

Radio One, 8.875%, 7/1/11                  $         6,275      $         6,824

Radio Unica, STEP, 11.75%, 8/1/06                   15,685               10,431

Salem Communications
      7.75%, 12/15/10                                3,100                3,162

      9.00%, 7/1/11                                  7,025                7,482

Sinclair Broadcast Group
      8.00%, 3/15/12                                 2,000                2,100

      8.75%, 12/15/11                                6,675                7,226

  144A, 8.00%, 3/15/12                               9,350                9,817

Spanish Broadcasting Systems,
9.625%, 11/1/09                                     15,550               16,366

Vivendi Universal
  144A, 9.25%, 4/15/10                              20,325               23,075

  144A, 9.50%, 4/15/10 (EUR)                         4,750                6,286

XM Satellite Radio Holdings,
STEP, 14.00%, 12/31/09                              11,452                8,274

Young Broadcasting
      8.50%, 12/15/08                                  100                  105

      8.75%, 6/15/07                                 3,997                4,077

      10.00%, 3/1/11                                 7,157                7,443

                                                                        172,636

Building Products  2.0%

American Builders & Contractors Supply,
Series B
      10.625%, 5/15/07                              12,725               13,234

Associated Materials,
9.75%, 4/15/12                                      13,440               14,582

Collins & Aikman Floorcovering,
9.75%, 2/15/10                                       8,100                8,262

Interface
      7.30%, 4/1/08                                    500                  380

      10.375%, 2/1/10                               12,185               10,479

Nortek, Series B, 9.875%, 6/15/11                    7,000                7,333

Texas Industries, 144A, 10.25%, 6/15/11              7,900                7,900

                                                                         62,170

Building and Real Estate  1.8%

Beazer Homes, 8.375%, 4/15/12                        1,500                1,639

D.R. Horton
      6.875%, 5/1/13                                 1,300                1,326

      8.50%, 4/15/12                                 5,500                6,023

Lennar, Series B, 9.95%, 5/1/10                      6,000                7,020

LNR Property, 10.50%, 1/15/09                       14,170               15,162

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Ryland Group
      9.125%, 6/15/11                      $         7,600      $         8,474

      9.75%, 9/1/10                                    850                  969

WCI Communities
      9.125%, 5/1/12                                 3,075                3,175

      10.625%, 2/15/11                               4,500                4,871

Williams Scotsman,
9.875%, 6/1/07                                       5,375                5,079

                                                                         53,738

Cable Operators  3.3%

Charter Communications
      8.625%, 4/1/09                                 8,500                6,205

      10.00%, 5/15/11                                2,300                1,668

      10.75%, 10/1/09                               11,975                8,861

      11.125%, 1/15/11                               8,900                6,586

Coaxial, STEP, 12.875%, 8/15/08                     17,950               17,770

CSC Holdings
      7.875%, 2/15/18                                1,225                1,249

   Series B
      7.625%, 4/1/11                                 7,300                7,446

      8.125%, 7/15 - 8/15/09                         2,300                2,369

Frontiervision Opera
      2.415%, 3/31/06                                3,380                3,160

      3.415%, 3/31/06                                4,420                4,133

Insight Communications, STEP, 0%, 2/15/11           17,370               13,375

Insight Midwest
  144A, 9.75%, 10/1/09                               3,190                3,350

      10.50%, 11/1/10                                1,630                1,773

Mediacom, 7.875%, 2/15/11                            2,000                1,985

Mediacom Broadband, 11.00%, 7/15/13                 12,765               13,978

Olympus Commerce / Olympus Capital,
5.25%, 11/15/06                                      5,000                4,350

Olympus Communications, 2.518%, 6/30/10              3,500                3,045

                                                                        101,303

Conglomerates  0.6%

Tyco International, Conv. Notes
  Series A, 144A, 2.75%, 1/15/18                    14,683               15,857

  Series B, 144A, 3.125%, 1/15/23                    2,617                2,881

                                                                         18,738

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Consumer Products  3.8%

American Achievement,
11.625%, 1/1/07                            $         9,470      $        10,157

American Safety Razor, Series B,
9.875%, 8/1/05                                       3,525                3,278

Armkel Finance, 9.50%, 8/15/09                      11,495               12,874

Commemorative Brands, 11.00%, 1/15/07                7,925                7,608

Hedstrom Holdings, STEP,
12.00%, 6/1/09 *                                     2,100                    0

Hockey Company, 11.25%, 4/15/09                      8,990                9,889

Johnson Diversey, Series B,
9.625%, 5/15/12                                      7,665                8,432

Jostens, 12.75%, 5/1/10                             19,471               22,878

Playtex Products, 9.375%, 6/1/11                    12,345               13,209

Sealy Mattress
      9.875%, 12/15/07                               7,055                6,737

  STEP, 10.875%, 12/15/07                            1,255                1,224

  144A, 9.875%, 12/15/07                             4,775                4,560

Simmons, 10.25%, 3/15/09                             8,525                9,122

Sola International, 6.875%, 3/15/08                  6,000                5,730

                                                                        115,698

Container  4.6%

AEP Industries, 9.875%, 11/15/07                     9,275                9,090

Applied Extrusion Technologies,
10.75%, 7/1/11                                       8,090                6,148

BWAY, 144A, 10.00%, 10/15/10                        11,355               11,923

Constar International, 11.00%, 12/1/12               8,990                9,529

Crown Holdings
  144A, 9.50%, 3/1/11                               14,575               15,231

  144A, 10.875%, 3/1/13                              8,360                8,820

Graham Packaging, 8.75%, 1/15/08                     4,000                4,005

Greif Brothers, 8.875%, 8/1/12                       4,750                5,035

Owens Brockway Glass Container
      8.875%, 2/15/09                               11,500               12,190

  144A, 7.75%, 5/15/11                               4,150                4,254

  144A, 8.25%, 5/15/13                               7,225                7,261

Owens-Illinois, 7.15%, 5/15/05                       4,805                4,805

Plastipak Holdings, 10.75%, 9/1/11                  16,880               17,977

Pliant, 144A, 11.125%, 9/1/09                        7,275                7,493

Silgan Holdings, 9.00%, 6/1/09                      15,615               16,083

                                                                        139,844


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Electric Utilities  5.2%

AES
      8.375%, 8/15/07                      $         3,425      $         3,031

      8.50%, 11/1/07                                10,100                8,939

      10.25%, 7/15/06                                2,525                2,449

  144A, 9.00%, 5/15/15                               9,400                9,588

Allegheny Energy Supply, 144A, STEP,
8.75%, 4/15/12                                       7,675                6,485

Alliant Energy Resources,
7.00%, 12/1/11                                       3,570                4,112

ANR Pipeline, 144A, 8.875%, 3/15/10                  1,825                1,989

Aquila, 144A, STEP, 14.875%, 7/1/12                  4,350                4,524

Calpine
      8.50%, 2/15/11                                 5,475                3,723

      8.625%, 8/15/10                                4,875                3,291

Calpine Canada, 8.50%, 5/1/08                        1,825                1,278

CMS Energy
      7.50%, 3/28/04                                 5,838                5,838

      9.00%, 9/28/04                                 2,162                2,173

      9.875%, 10/15/07                               7,625                7,796

DPL
      6.875%, 9/1/11                                 8,325                9,074

      8.25%, 3/1/07                                  4,450                4,949

Dynegy Holdings, 8.75%, 2/15/12                      4,975                4,378

Dynegy-Roseton Danskammer, Series A, 144A,
7.27%, 11/8/10                                       2,075                1,826

Illinois Power, 144A, 11.50%, 12/15/10               6,880                7,706

Northwestern
      7.875%, 3/15/07                                3,575                2,914

      8.75%, 3/15/12                                 5,300                4,187

Orion Power, 12.00%, 5/1/10                         11,250               12,178

PPL Energy, Conv. Notes, 2.625%, 5/15/23             4,453                4,608

South Point Energy Center
  Series A, 144A, 8.40%, 5/30/12                     5,630                5,348

  Series B, 144A, 9.825%, 5/30/19                    4,075                3,525

Southern Natural Gas, 144A, 8.875%, 3/15/10          4,000                4,340

Teco Energy
      7.00%, 5/1/12                                  7,100                7,020

      7.20%, 5/1/11                                    800                  799

TNP Enterprises, 10.25%, 4/1/10                      1,995                1,905

Williams Companies

      7.625%, 7/15/19                      $         4,175      $         3,674

  144A, 8.125%, 3/15/12                              6,225                6,163

  144A, 9.25%, 3/15/32                               9,825                9,530

                                                                        159,340

Electronic Components  4.2%

AMI Semiconductor, 144A, 10.75%, 2/1/13              5,050                5,605

Amkor Technology, 144A, 7.75%, 5/15/13               7,025                6,674

ASAT Finance, 12.50%, 11/1/06                        5,980                4,784

Avaya, 11.125%, 4/1/09                              12,025               13,152

Chippac International, 12.75%, 8/1/09                6,900                7,728

Fairchild Semiconductor
      10.375%, 10/1/07                              11,415               11,986

      10.50%, 2/1/09                                 6,260                7,011

Flextronics
      9.75%, 7/1/10 (EUR)                            4,500                5,611

      9.875%, 7/1/10                                11,275               12,402

Lucent Technologies, 6.45%, 3/15/29                 14,100                9,870

Nortel Networks, 6.125%, 2/15/06                    11,775               11,422

Northern Telecom, 6.875%, 9/1/23                     7,800                6,747

On Semiconductor
      13.00%, 5/15/08                                7,600                7,372

  144A, 12.00%, 3/15/10                              4,475                4,833

Sanmina, 144A, 10.375%, 1/15/10                      6,425                7,132

Seagate Technology, 8.00%, 5/15/09                   5,525                5,912

                                                                        128,241

Energy  4.2%

Amerigas Partners
      8.875%, 5/20/11                               19,280               20,822

      10.00%, 4/15/06                                3,500                3,789

Bluewater Finance, 144A, 10.25%, 2/15/12             2,925                3,013

BRL Universal Equipment, 8.875%, 2/15/08             5,745                6,161

Chesapeake Energy, 9.00%, 8/15/12                    6,825                7,542

Dresser, 9.375%, 4/15/11                             5,895                5,954

Encore Acquisition, 8.375%, 6/15/12                  4,010                4,251

Ferrellgas Partners, 8.75%, 6/15/12                 12,245               13,225

Frontier Escrow, 144A, 8.00%, 4/15/13                1,900                1,957

Geophysique, 10.625%, 11/15/07                       7,755                7,910

Hanover Equipment Test, Series A,
9.487%, 9/1/08                                       2,850                2,935

Magnum Hunter Resources
      9.60%, 3/15/12                       $         4,100      $         4,469

      10.00%, 6/1/07                                 4,256                4,384

Petroleum Helicopters, 9.375%, 5/1/09                6,275                6,902

Plains All American Pipeline, 7.75%, 10/15/12        3,800                4,142

Stone Energy, 8.25%, 12/15/11                          675                  722

Swift Energy
      9.375%, 5/1/12                                 1,500                1,567

      10.25%, 8/1/09                                14,060               14,904

Universal Compression, 144A, 7.25%, 5/15/10          8,425                8,636

Westport Resources, 8.25%, 11/1/11                   2,550                2,767

XTO Energy, 144A, 6.25%, 4/15/13                     3,375                3,510

                                                                        129,562

Entertainment and Leisure  1.2%

AMC Entertainment
      9.50%, 3/15/09                                 1,000                1,020

      9.875%, 2/1/12                                 3,725                3,874

AMF Bowling Worldwide, 13.00%, 9/1/08                7,550                8,154

Premier Parks, 9.75%, 6/15/07                          415                  416

Six Flags
      8.875%, 2/1/10                                 3,450                3,290

      9.50%, 2/1/09                                 14,430               14,394

Town Sports International, 144A,
9.625%, 4/15/11                                      2,500                2,594

Universal City Development Partners, 144A,
11.75%, 4/1/10                                       4,075                4,360

                                                                         38,102

Finance and Credit  0.4%

FBOP Capital Trust II, 144A,
10.00%, 1/15/09                                      4,200                4,494

Willis Corroon, 9.00%, 2/1/09                        7,275                7,784

                                                                         12,278

Food and Tobacco  3.3%

Agrilink Foods, 11.875%, 11/1/08                     9,800               10,608


B&G Foods, 9.625%, 8/1/07                           15,800               16,175
Burns Philip Capital Property, 144A,
10.75%, 2/15/11                                     18,050               18,717

Dimon, 9.625%, 10/15/11                             12,735               13,881

Doane Pet Care, 144A, 10.75%, 3/1/10                 7,075                7,500

Dole Food
      8.625%, 5/1/09                                 4,300                4,558

  144A, 8.875%, 3/15/11                             10,000               10,600

Luigino's, 10.00%, 2/1/06                  $        10,131      $        10,435

Packaged Ice, Series B, 9.75%, 2/1/05                8,557                8,643

                                                                        101,117

Gaming  4.2%

Ameristar Casinos, 10.75%, 2/15/09                  12,050               13,376

Argosy Gaming, 10.75%, 6/1/09                       12,320               13,429

Chukchansi Economic Development Auth.
  144A, 14.50%, 6/15/09                              6,525                6,884

Coast Hotels & Casinos, 9.50%, 4/1/09                2,550                2,703

Hard Rock Hotel, 144A, 8.875%, 6/1/13                8,375                8,605

Herbst Gaming, 10.75%, 9/1/08                        5,320                5,799

Hollywood Casino Shreveport, 13.00%, 8/1/06          5,300                3,604

Hollywood Park
      9.25%, 2/15/07                                15,200               14,687

  Series B, 9.50%, 8/1/07                            1,575                1,528

Horseshoe Gaming, 8.625%, 5/15/09                    3,815                4,025

Isle of Capri Casinos, 8.75%, 4/15/09                6,250                6,531

Mikohn Gaming, 11.875%, 8/15/08                      9,375                9,000

Penn National Gaming, 11.125%, 3/1/08               12,400               13,640

Station Casinos, 9.875%, 7/1/10                      6,360                6,964

Turning Stone Casino Resort, 144A,
9.125%, 12/15/10                                     4,000                4,210

Venetian Casino Resort, 11.00%, 6/15/10             12,880               14,071

                                                                        129,056

Health Care Services  3.9%

Alaris Medical Systems
      9.75%, 12/1/06                                 2,000                2,060

  STEP, 0%, 8/1/08                                  12,425               13,046

Alliance Imaging, 10.375%, 4/15/11                   7,540                7,465

Alpharma, 144A, 8.625%, 5/1/11                       2,175                2,251

Ameripath, 144A, 10.50%, 4/1/13                     10,075               10,528

Bio-Rad Labs, 11.625%, 2/15/07                       9,135               10,049

Concentra Operating, Series B,
13.00%, 8/15/09                                     11,730               13,079

Conmed, 9.00%, 3/15/08                               2,758                2,875

Fisher Scientific, 8.125%, 5/1/12                      750                  804

Fresenius Medical Capital Trust II,
7.875%, 2/1/08                                       8,975                9,356

Fresenius Medical Care Capital Trust IV,
7.875%, 6/15/11                                        570                  599

HCA Healthcare, 8.75%, 9/1/10                        2,500                3,009

Insight Health Services, 9.875%, 11/1/11             7,010                6,835

Kinetic Concepts, 9.625%, 11/1/07          $         8,575      $         8,832

Triad Hospitals, 11.00%, 5/15/09                    14,317               15,964

Vicar Operating, 9.875%, 12/1/09                    11,379               12,602

                                                                        119,354

Internet Service Providers  0.0%

Exodus Communications, 5.25%, 2/15/08 *              8,500                   32

Globix Corporation, 11.00%, 4/26/08                  1,761                1,356

                                                                          1,388

Lodging  2.6%

Courtyard by Marriott, 10.75%, 2/1/08               16,425               16,014

Hilton Hotels, 7.625%, 12/1/12                       4,025                4,317

HMH Properties, 7.875%, 8/1/08                       2,675                2,672

Host Marriott, Series I, 9.50%, 1/15/07              8,450                8,947

John Q. Hammons Hotels, Series B,
8.875%, 5/15/12                                     14,615               14,907

La Quinta Inns, 7.40%, 9/15/05                       7,735                7,967

La Quinta Properties, 144A,
8.875%, 3/15/11                                     12,700               13,272

Meristar Hospitality, 9.00%, 1/15/08                 7,875                7,343

Meristar Hospitality Operating,
9.125%, 1/15/11                                      3,400                3,145

                                                                         78,584

Long Distance  1.0%

Esprit Telecom, 10.875%, 6/15/08 *                   2,000                  180

Level 3 Communications, 9.125%, 5/1/08               7,325                6,116

MCI Communications

      6.50%, 4/15/10                                13,475               10,511

      6.95%, 8/15/06 *                                 800                  624

      7.125%, 6/15/27 *                             14,175               11,056

      7.75%, 3/23/25                                 2,250                1,755

      8.25%, 1/20/23                                    10                    8

                                                                         30,250

Manufacturing  2.3%

Actuant, 13.00%, 5/1/09                             11,516               13,474

Alfa Laval, 12.125%, 11/15/10 (EUR)                  1,545                2,181

International Wire Group
      11.75%, 6/1/05                                   760                  528

  Series B, 11.75%, 6/1/05                           7,070                4,914

Motors & Gears, 10.75%, 11/15/06                     4,890                4,254

National Waterworks, 144A, 10.50%, 12/1/12          13,200               14,586

Numatics, Series B, 9.625%, 4/1/08                   5,470                3,336

Rexnord, 144A, 10.125%, 12/15/12           $        12,500      $        13,750

Trimas, 9.875%, 6/15/12                             12,600               12,852

                                                                         69,875

Metals and Mining  3.5%

AK Steel
      7.75%, 6/15/12                                19,325               15,363

      7.875%, 2/15/09                                  175                  145

Bethlehem Steel, 10.375%, 9/1/03 *                   6,900                  138

Better Minerals & Aggregates,
13.00%, 9/15/09                                     13,800                9,384

Earle M. Jorgensen, 9.75%, 6/1/12                   20,340               21,255

Gerdau Ameristeel, 6.50%, 4/30/07 (CAD)              7,700                4,176

International Utility Structures,
13.00%, 2/1/08                                       5,000                  250

Joy Global, 8.75%, 3/15/12                           8,290                8,995

Lukens, 7.625%, 8/1/04 *                               500                   20

Luscar Coal, 9.75%, 10/15/11                         9,750               11,040

Russel Metals, 10.00%, 6/1/09                        6,000                6,390

Schuff Steel, 10.50%, 6/1/08                         4,650                3,697

Steel Dynamics, 9.50%, 3/15/09                      11,360               11,701

UCAR Finance, 10.25%, 2/15/12                        6,250                5,969

USX-U.S. Steel Group, 9.75%, 5/15/10                 7,600                7,524

Weirton Steel, STEP, 0%, 4/1/08                      3,713                  371

                                                                        106,418

Paper and Paper Products  4.8%

Ainsworth Lumber
      12.50%, 7/15/07                                4,950                5,494

      13.875%, 7/15/07                              10,700               11,984

Fibermark, 10.75%, 4/15/11                           5,141                5,192

Four M, 12.00%, 6/1/06                              13,407               13,675

Georgia Pacific, 144A, 9.375%, 2/1/13               13,550               14,431

Jefferson Smurfit, 8.25%, 10/1/12                    2,000                2,100

Longview Fibre, 10.00%, 1/15/09                     15,895               17,246

MDP Acquisitions
      10.125%, 10/1/12 (EUR)                         8,000                9,975

  144A, 9.625%, 10/1/12                             12,175               12,967

  144A, PIK, 15.50%, 10/1/13                         4,314                4,616

Norampac, 9.50%, 2/1/08                              1,550                1,626

Packaging Corp. of America,
9.625%, 4/1/09                                       4,020                4,342

Potlatch, 10.00%, 7/15/11                           10,030               10,920

Riverwood International, 10.625%, 8/1/07   $         6,885      $         7,152

Smurfit Capital, 6.75%, 11/20/05                     4,925                5,104

Stone Container
      8.375%, 7/1/12                                 5,700                5,971

      9.75%, 2/1/11                                  3,975                4,313

  144A, 11.50%, 8/15/06                              8,600                9,159

U.S. Timberland Klamath Falls,
9.625%, 11/15/07 *                                   2,160                1,231

                                                                        147,498

Printing and Publishing  4.3%

American Media Operations
  144A, 8.875%, 1/15/11                              1,510                1,623

  Series B, 10.25%, 5/1/09                             240                  258

Canwest Media, 10.625%, 5/15/11                      8,210                9,277

Dex Media East
      9.875%, 11/15/09                               5,340                5,974

      12.125%, 11/15/12                             17,775               20,886

Houghton Mifflin, 144A, 9.875%, 2/1/13              12,360               12,978

Liberty Group, 9.375%, 2/1/08                        9,175                9,083

Liberty Group Publishing, 11.625%, 2/1/09           13,201               12,211

Mail-Well, 9.625%, 3/15/12                           7,050                7,191

Primedia, 144A, 8.00%, 5/15/13                      15,925               15,965

R.H. Donnelley Finance
  144A, 8.875%, 12/15/10                             1,590                1,721

  144A, 10.875%, 12/15/12                           17,150               19,251

Sun Media, 144A, 7.625%, 2/15/13                     1,725                1,863

Transwestern Publishing, 9.625%, 11/15/07            7,035                7,317

Vertis, 144A, 9.75%, 4/1/09                          7,050                7,191

                                                                        132,789

Restaurants  0.2%

Advantica Restaurant Group, 11.25%, 1/15/08          9,504                7,270

                                                                          7,270

Retail  1.3%

Barneys, 144A, 9.00%, 4/1/08                         3,525                3,102

Dillard Department Stores
      6.69%, 8/1/07                                  2,375                2,338

      6.875%, 6/1/05                                 3,300                3,305

      7.375%, 6/1/06                                 3,040                3,078

Gap
  STEP, 9.90%, 12/15/05                    $         9,425      $        10,603

  STEP, 10.55%, 12/15/08                            13,815               16,716

                                                                         39,142

Satellites  2.1%

DirecTV Holdings, 144A, 8.375%, 3/15/13             19,975               22,072

Echostar DBS
      9.125%, 1/15/09                               22,775               25,337

      9.375%, 2/1/09                                 3,420                3,668

      10.375%, 10/1/07                               3,040                3,359

Orbital Imaging, 11.625%, 3/1/05 *                   3,400                  680

Pegasus Communications, Series B,
12.50%, 8/1/07                                       3,575                3,218

Pegasus Satellite
      12.375%, 8/1/06                                3,610                3,285

  STEP, 0%, 3/1/07                                   2,625                2,140

                                                                         63,759

Services  3.1%

Allied Waste Industries
      7.875%, 1/1/09                                 2,550                2,601

      7.875%, 4/15/13                                7,425                7,518

  144A, 9.25%, 9/1/12                                2,900                3,117

AP Holdings, STEP, 11.25%, 3/15/08                   4,300                  645

Avis Group, 11.00%, 5/1/09                           3,075                3,475

Brand Services, 12.00%, 10/15/12                     6,975                7,672

Brickman Group, 144A, 11.75%, 12/15/09               3,275                3,635

Casella Waste Systems, 144A, 9.75%, 2/1/13          16,550               17,295

Coinmach, 9.00%, 2/1/10                              8,550                9,042

Global Imaging Systems, 10.75%, 2/15/07             10,800               11,340

Iesi Corporation, 10.25%, 6/15/12                    4,425                4,558

IPC Acquisition, 11.50%, 12/15/09                    8,655                8,915

Synagro Technologies, 9.50%, 4/1/09                 14,200               15,229

                                                                         95,042

Specialty Chemicals  5.5%

Arco Chemical, 9.80%, 2/1/20                         6,475                5,828

Avecia Group, 11.00%, 7/1/09                        11,155               10,263

Compass Minerals Group, 10.00%, 8/15/11              4,825                5,356

Equistar Chemicals, 144A, 10.625%, 5/1/11            3,750                3,806

Hercules, 11.125%, 11/15/07                         10,745               12,357

HMP Equity Holdings, 144A,
Zero Coupon, 5/15/08                                10,550                5,064

Huntsman ICI Chemicals
      10.125%, 7/1/09                      $         8,025      $         7,604

      10.125%, 7/1/09 (EUR)                         12,100               12,667

Huntsman International
      9.875%, 3/1/09                                 2,220                2,287

      10.125%, 7/1/09 (EUR)                          2,375                2,486

  144A, 9.875%, 3/1/09                               5,000                5,150

Koppers, 9.875%, 12/1/07                            15,495               15,805

Kronos International, 8.875%, 6/30/09 (EUR)          4,000                4,799

Lyondell Chemical
      9.50%, 12/15/08                                3,850                3,696

  Series A, 9.625%, 5/1/07                           3,000                2,962

MacDermid, 9.125%, 7/15/11                           2,750                3,039

Messer Griesheim, 10.375%, 6/1/11 (EUR)              4,250                5,499

Noveon, 13.00%, 8/31/11 +                           13,200               13,464

OMNOVA Solutions, 144A, 11.25%, 6/1/10               6,950                7,228

Polyone, 144A, 10.625%, 5/15/10                      3,100                3,038

Resolution Performance, 144A,
9.50%, 4/15/10                                       5,940                6,088

Rhodia
  144A, 8.00%, 6/1/10 (EUR)                          3,175                3,782

  144A, 8.875%, 6/1/11                               5,225                5,261

  144A, 9.25%, 6/1/11 (EUR)                          4,075                4,829

Salt Holdings
  144A, STEP, 0%, 12/15/12                          11,325                7,701

  144A, STEP, 0%, 6/1/13                            14,550                8,148

                                                                        168,207

Supermarkets  0.4%

Pantry, 10.25%, 10/15/07                            12,480               12,854

                                                                         12,854

Textiles and Apparel  0.7%

Anvil Knitwear, 10.875%, 3/15/07                     4,137                4,147

Dan River, 144A, 12.75%, 4/15/09                     5,025                4,950

Dyersburg, Series B, 9.75%, 9/1/07 *                10,150                    1

Levi Strauss & Company
      11.625%, 1/15/08                               3,800                3,287

  144A, 12.25%, 12/15/12                             8,100                6,723

Tropical Sportswear International,
11.00%, 6/15/08                                      2,000                2,040

                                                                         21,148

Transportation  1.9%

AMR Corporation, 9.00%, 8/1/12             $         3,580      $         1,844

Continental Airlines Pass Through Trust
   Series 2000-1, Class A-1, 8.048%, 5/1/22          3,409                3,136

Delta Air Lines, 8.30%, 12/15/29                     6,175                4,014

Laidlaw International, 144A, 10.75%, 6/15/11         7,500                7,500

Northwest Airlines, 9.875%, 3/15/07                  2,025                1,539

Petro Stopping
      10.50%, 2/1/07                                15,125               15,201

  STEP, 15.00%, 8/1/08                              13,250                7,022

TravelCenters of America, 12.75%, 5/1/09            16,320               18,115

US Airways, Series CL-C, ETC,
8.93%, 4/15/08                                       5,566                  390

                                                                         58,761

Wireless Communications  4.3%

Alamosa PCS
      12.50%, 2/1/11                                12,335                9,128

      13.625%, 8/15/11                                 815                  619

  STEP, 0%, 2/15/10                                  1,300                  702

Dobson Communications, 10.875%, 7/1/10               8,925                9,416

Nextel Communications
      9.50%, 2/1/11                                  5,005                5,456

      12.00%, 11/1/08                                6,000                6,495

  STEP, 9.75%, 10/31/07                              1,135                1,166

  STEP, 9.95%, 2/15/08                               5,955                6,223

  STEP, 10.65%, 9/15/07                             24,305               25,277

Nextel Partners, 11.00%, 3/15/10                     7,910                8,503

Rogers Cantel
      9.375%, 6/1/08                                 7,915                8,232

      9.75%, 6/1/16                                  3,300                3,712

Rogers Wireless, 9.625%, 5/1/11                        825                  916

Rural Cellular, 9.75%, 1/15/10                       7,960                6,288

Telecorp PCS, 10.625%, 7/15/10                       8,315                9,895

Tritel PCS, 10.375%, 1/15/11                         4,475                5,392

Triton Communications
  144A, 8.50%, 6/1/13                                8,975                8,975

  STEP, 11.00%, 5/1/08                               6,250                6,563

Ubiquitel, 144A, STEP, 14.00%, 5/15/10               1,750                  823

Western Wireless
  VR, 3.60%, 3/31/05                       $         4,875      $         4,485

  VR, 4.20%, 12/31/03                                3,000                2,760

                                                                        131,026

Wireline Communications  2.0%

Alaska Communications Systems,
9.375%, 5/15/09                                     10,650               10,490

Colt Telecom, STEP, 12.00%, 12/15/06                 2,500                2,400

Qwest Corporation, 144A, 8.875%, 3/15/12            13,575               15,272

Qwest Services, 144A, 13.50%, 12/15/10              20,100               22,914

Time Warner Telecom
      9.75%, 7/15/08                                 3,925                3,533

      10.125%, 2/1/11                                6,850                6,165

                                                                         60,774

Total Corporate Bonds and Notes (Cost  $2,710,198)                    2,779,251

EQUITY AND CONVERTIBLE SECURITIES  4.8%

Broadcasting  1.4%

AOL Time Warner, Common Stock *                          2                   35

Cumulus Media, Series A, Exch. Pfd. Stock,
PIK, 13.75%                                              4                4,817

Granite Broadcasting
  Common Stock *                                       400                1,148

  Pfd. Stock, 12.75%, PIK *                             18               12,847

Paxson Communications, Exch. Pfd. Stock,
PIK, 13.25% *                                            1                5,490

Sinclair Capital, Pfd. Stock,
11.625%, PIK                                           172               18,194

XM Satellite Radio Holdings, Class A,
Warrants, 12/31/09 *                                   5                     34

                                                                         42,565

Building and Real Estate  0.1%

Washington Group International, Common Stock *         175                3,768

                                                                          3,768

Cable Operators  1.2%

Classic Communications, Class B, Common Stock,
144A * @                                                 9                    0

Comcast, Class A, Common Stock *                         0                    2

CSC Holdings
  Series H, Pfd. Stock, PIK, 11.75%                     46                4,830

  Series M, Pfd. Stock, PIK, 11.125%                   303               31,569

Peachtree Cable Associates, Common Stock * +            10                    0

UIH Australia Pacific, Warrants, 5/15/06 *               5                    0

                                                                         36,401

Consumer Products  0.0%

Hedstrom Holdings
  Common Stock, 144A * @                   $           246      $             0

  Warrants, 8/1/06 * @                                  11                    0

Jostens, Warrants, 5/1/10 *                              5                  227

Mattress Discounters, Warrants, 7/15/07 *                4                    4

                                                                            231

Electric Utilities  0.3%

TNP Enterprises
  Warrants, 4/1/11, 144A *                               6                   63

  Series D, Pfd. Stock, PIK, 14.50% *                   13                9,163

                                                                          9,226

Electronic Components  0.3%

ASAT Finance, Warrants, 11/1/06, 144A *                  2                    2

Lucent Technologies, Pfd. Conv. Stock, 8.00%             9                9,534

                                                                          9,536

Gaming  0.0%

Mikohn Gaming, Warrants, 8/15/08, 144A *                 9                    0

                                                                              0

Health Care Services  0.0%

Mariner Health Care
  Common Stock *                                         7                   30

  Warrants, 5/1/04 *                                     7                    0

                                                                             30

Internet Service Providers  0.0%

Cybernet Internet Services,
Warrants, 7/1/09 *                                       3                    0

Globix Corporation, Common Stock *                     205                  616

Splitrock Services, Warrants, 7/1/08 * @                 2                   21

                                                                            637

Long Distance  0.0%

AT&T, Common Stock                                       0                    1

Global Crossing, Sr. Exch. Pfd. Stock,
10.50% *                                                76                   38

RSL Communications, Warrants,
11/15/06, 144A *                                         3                    0

                                                                             39

Metals and Mining  0.0%

Weirton Steel, Series C,
Pfd. Conv. Stock, 0% *                                  61                    1

                                                                              1

Paper and Paper Products  0.0%

MDP Acquisitions, Warrants,
10/1/13, 144A *                                          4                   20

Printing and Publishing  0.2%

Primedia, Series H, Exch.
Pfd. Stock, 8.625%                         $            25      $         2,150

R.H. Donnelley, Common Stock *                         150                5,388

                                                                          7,538

Retail  0.0%

Lamonts Apparel
  Common Stock * @                                       3                    0

  Warrants, 1/31/08 * @                                  1                    0

                                                                              0

Satellites  0.3%

Pegasus Satellite, Series B,
Pfd. Stock,
PIK, 12.75% *                                            9                8,124

                                                                          8,124

Specialty Chemicals  0.4%

Avecia Group, Pfd. Stock, PIK, 16.00%                  233                3,964

Hercules Trust II, Pfd. Conv. Stock, 6.50%              12                7,277

                                                                         11,241

Supermarkets  0.0%

Pathmark Stores
  Common Stock *                                        23                  168

  Warrants, 9/19/10 *                                   36                   43

                                                                            211

Textiles and Apparel  0.2%

Anvil Holdings, Series B, Pfd. Stock,
PIK , 13.00% *                                         278                6,543

                                                                          6,543

Transportation  0.0%

TravelCenters of America
  Warrants, 5/1/09 *                                    15                   36

  Warrants, 11/14/10 *                                  44                  443

                                                                            479

Wireless Communications  0.4%

Dobson Communications
  Pfd. Stock, 12.25%                                     9                8,539

  Pfd. Stock, PIK, 13.00% *                              1                  945

  Pfd. Stock, PIK, 12.25%                                1                1,219

Horizon PCS, Warrants, 10/1/10 *                         9                    0

IPCS, Warrants, 7/15/10 *                                9                    2

Leap Wireless, Warrants, 4/15/10 *                       3                    4

Microcell Telecommunications
  Class A, Common Stock (CAD) *            $             0      $             1

  Class B, Common Stock (CAD) *                          6                   47

  Pfd. Stock, 9.00% (CAD) *                              6                   45

  Warrants, 5/1/05 - 5/1/08 (CAD) *                      7                    5

Nextel Communications, Class A,
Common Stock *                                         100                1,499

Ubiquitel, Warrants, 4/15/10 *                          19                    0

                                                                         12,306

Wireline Communications  0.0%

Adelphia Business Solutions, Class A,
Common Stock *                                          60                    1

Allegiance Telecom, Warrants, 2/3/08 *                   8                    3

E. Spire Communications, Pfd. Stock,
PIK, 12.75% *                                           83                    0

KMC Telecom, Warrants, 1/31/08, 144A *                   5                    0

XO Communications, Exch. Pfd. Stock,
14.00% *                                               277                    3
                                                                              7
Total Equity and Convertible Securities
(Cost  $191,882)                                                        148,903

MONEY MARKET FUNDS  3.9%

T. Rowe Price Reserve Investment Fund,
1.28%  #                                           118,740              118,740

Total Money Market Funds (Cost  $118,740)                               118,740

                                                                Value
--------------------------------------------------------------------------------
                                                         in thousands
Total Investments in Securities

99.4% of Net Assets (Cost $3,020,820)                      $3,046,894

Other Assets Less Liabilities                                  17,904

NET ASSETS                                                 $3,064,798
                                                           ----------

Net Assets Consist of:

Undistributed net investment income (loss)                 $    6,567

Undistributed net realized gain (loss)                       (435,447)

Net unrealized gain (loss)                                     26,191

Paid-in-capital applicable to 458,118,146 shares
of $0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                             3,467,487

NET ASSETS                                                 $3,064,798
                                                           ----------

NET ASSET VALUE PER SHARE

High Yield shares
($2,568,167,742/383,800,481 shares outstanding)            $     6.69
                                                           ----------

High Yield-Advisor Class shares
($496,629,948/74,317,665 shares outstanding)               $     6.68
                                                           ----------

#    Seven-day yield

*    Non-income producing

+ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $13,464,000 and represents 0.4% of net assets

@    Security valued by the Fund's Board of Directors

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $663,958,000 and represents 21.7% of net assets

CAD  Canadian dollar

ETC  Equipment Trust Certificate

EUR  Euro

PIK  Payment-in-Kind

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                 Year
                                                                Ended
                                                              5/31/03
Investment Income (Loss)

Income
  Interest                                                 $  219,659

  Dividend                                                     10,399

  Income distributions from mutual funds                        1,861

  Total income                                                231,919

Expenses
  Investment management                                        14,527

  Shareholder servicing
     High Yield shares                                          3,234

     High Yield-Advisor Class shares                              398

  Distribution-Advisor Class shares                               925

  Custody and accounting                                          253

  Registration                                                    131

  Prospectus and shareholder reports

     High Yield shares                                            122

     High Yield-Advisor Class shares                               80

  Legal and audit                                                  52

  Directors                                                        17

  Miscellaneous                                                    11

  Total expenses                                               19,750

  Expenses paid indirectly                                        (86)

  Net expenses                                                 19,664

Net investment income (loss)                                  212,255

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                  (64,252)

  Written options                                                 629

  Foreign currency transactions                                    73

  Net realized gain (loss)                                    (63,550)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              5/31/03
Change in net unrealized gain (loss)

  Securities                                               $  132,416

  Written options                                                (614)

  Other assets and liabilities
  denominated in foreign currencies                                83

  Change in net unrealized gain (loss)                        131,885

Net realized and unrealized gain (loss)                        68,335

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $  280,590
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $       212,255      $       157,009

  Net realized gain (loss)                         (63,550)            (139,299)

  Change in net unrealized
  gain (loss)                                      131,885               39,088

  Increase (decrease) in net
  assets from operations                           280,590               56,798

Distributions to shareholders

  Net investment income

      High Yield shares                           (177,077)            (151,088)

      High Yield-Advisor Class shares              (32,309)              (4,788)

  Decrease in net assets
  from distributions                              (209,386)            (155,876)

Capital share transactions *

  Shares sold

      High Yield shares                            918,569              507,270

      High Yield-Advisor Class shares              479,933              248,189

  Distributions reinvested

      High Yield shares                            144,090              126,954

      High Yield-Advisor Class shares               31,556                4,691

  Shares redeemed

      High Yield shares                           (355,039)            (265,160)

      High Yield-Advisor Class shares             (270,553)             (19,653)

  Redemption fees received

      High Yield shares                                481                  170

  Increase (decrease) in net assets from
  capital share transactions                       949,037              602,461

Net Assets

Increase (decrease) during period                1,020,241              503,383

Beginning of period                              2,044,557            1,541,174

End of period                              $     3,064,798      $     2,044,557
                                           ---------------      ---------------

Statement of Changes in Net Assets

In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
*Share information

  Shares sold

      High Yield shares                            143,641               75,764

      High Yield-Advisor Class shares               75,910               37,160

  Distributions reinvested

      High Yield shares                             22,706               19,008

      High Yield-Advisor Class shares                4,968                  707

  Shares redeemed

      High Yield shares                            (56,074)             (39,628)

      High Yield-Advisor Class shares              (41,914)              (2,948)

  Increase (decrease) in shares outstanding        149,237               90,063

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                      May 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation. The fund has two classes of shares: High Yield Fund (High Yield class), offered since December 31, 1984, and High Yield Fund-Advisor Class (Advisor Class), which was first offered on March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Class Accounting
The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $86,000 for the year ended May 31, 2003.

Redemption Fees
A 1% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At May 31, 2003, approximately 90% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Options
Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Transactions in options written and related premiums received during the year ended May 31, 2003, were as follows:
--------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                   1,500      $       644,000

Closed                                              (1,500)            (644,000)

Outstanding at end of period                          --        $          --
                                                --------------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,257,457,000 and $1,329,090,000, respectively, for the year ended May 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 totaled $209,386,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $214,271,000

Unrealized depreciation                                    (211,793,000)

Net unrealized appreciation (depreciation)                    2,478,000

Undistributed ordinary income                                13,491,000

Capital loss carryforwards                                 (418,658,000)

Paid-in capital                                           3,467,487,000

Net assets                                               $3,064,798,000
                                                         --------------

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. Consequently, $23,917,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2003, the fund had $47,671,000 of capital loss carryforwards that expire in 2004, $10,354,000 that expire in 2005, and $360,633,000 that expire thereafter through 2011.

For the year ended May 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards. Reclassifications between income and gain relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                        $2,242,000

Undistributed net realized gain                            38,208,000

Paid-in-capital                                           (40,450,000)

At May 31, 2003, the cost of investments for federal income tax purposes was $3,044,532,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,587,000.

Through May 31, 2003, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.05%. Thereafter, through May 31, 2005, the Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.05%. This agreement had no impact on the fund's total expenses during the year ended May 31, 2003 and, at that date, no amounts were subject to future reimbursement by the fund.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the High Yield class. Expenses incurred pursuant to these service agreements totaled $1,261,000 for the year ended May 31, 2003, of which $101,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended May 31, 2003, the High Yield class was allocated $1,536,000 of Spectrum Funds' expenses and $30,000 of Retirement Funds' expenses under these agreements. Of these amounts, $845,000 related to services provided by Price and $88,000 was payable at period-end. At May 31, 2003, approximately 28.7% of the outstanding shares of the High Yield class were held by the Spectrum Funds and 0.4% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2003, totaled $1,861,000.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of
T. Rowe Price High Yield Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price High Yield Fund, Inc. (the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Tax Information (Unaudited) for the Tax Year Ended 5/31/03

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $3,977,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $10,208,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors


Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering              Director, Chairman of the Board, President, and
(1/28/45)                       Chief Executive Officer, The Rouse Company, real
1984                            estate developers; Director, Mercantile Bank
                                (4/03 to present)

Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an
(1/27/43)                       acquisition and management advisory firm
2001

David K. Fagin                  Director, Golden Star Resources Ltd., Canyon
(4/9/38)                        Resources Corp. (5/00 to present), and Pacific
2001                            Rim Mining Corp. (2/02 to present); Chairman and
                                President, Nye Corp.

F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates,
(8/22/34)                       Inc., consulting environmental and civil
1984                            engineers

Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor
(11/16/41)                      Stores Corp., Ameren Corp., Finlay Enterprises,
2001                            Inc., The Rouse Company, and US Airways Group,
                                Inc.

John G. Schreiber               Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                      a real estate investment company; Senior Advisor
1992                            and Partner, Blackstone Real Estate Advisors,
                                L.P.; Director, AMLI Residential Properties
                                Trust, Host Marriott Corp., and The Rouse
                                Company

Hubert D. Vos                   Owner/President, Stonington Capital Corp., a
(8/2/33)                        private investment company
2001

Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a
(6/23/33)                       venture capital limited partnership, providing
2001                            equity capital to young high-technology
                                companies throughout the United States;
                                Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Inside Directors


Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies
--------------------------------------------------------------------------------

William T. Reynolds             Director and Vice President, T. Rowe Price and
(5/26/48)                       T. Rowe Price Group, Inc.; Director, T. Rowe
1997                            Price Global Asset Management Limited
[37]

James S. Riepe                  Director and Vice President, T. Rowe Price; Vice
(6/25/43)                       Chairman of the Board, Director, and Vice
1984                            President, T. Rowe Price Group, Inc.; Chairman
[105]                           of the Board and Director, T. Rowe Price Global
                                Asset Management Limited, T. Rowe Price Global
                                Investment Services Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc.; Chairman of the Board,
                                High Yield Fund

M. David Testa                  Chief Investment Officer, Director, and Vice
(4/22/44)                       President, T. Rowe Price; Vice Chairman of the
1997                            Board, Chief Investment Officer, Director, and
[105]                           Vice President, T. Rowe Price Group, Inc.;
                                Director, T. Rowe Price Global Asset Management
                                Limited and T. Rowe Price Global Investment
                                Services Limited; Chairman of the Board and
                                Director, T. Rowe Price International, Inc.;
                                Director and Vice President, T. Rowe Price Trust
                                Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and
Fund(s) Served                  Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen V. Booth (6/21/66)      Vice President, T. Rowe Price, T. Rowe Price
Vice President,                 Group, Inc., and T. Rowe Price Trust Company
High Yield Fund

Andrew M. Brooks (2/16/56)      Vice President, T. Rowe Price and T. Rowe Price
Vice President,                 Group, Inc.
High Yield Fund

Joseph A. Carrier (12/30/60)    Vice President, T. Rowe Price, T. Rowe Price
Treasurer,                      Group, Inc., and T. Rowe Price Investment
High Yield Fund                 Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Officers (continued)


Name (Date of Birth)
Title and
Fund(s) Served                  Principal Occupation(s)
--------------------------------------------------------------------------------

Roger L. Fiery III (2/10/59)    Vice President, T. Rowe Price, T. Rowe Price
Vice President,                 Group, Inc., T. Rowe Price International, Inc.,
High Yield Fund                 and T. Rowe Price Trust Company

Robert N. Gensler (10/18/57)    Vice President, T. Rowe Price and T. Rowe Price
Vice President,                 Group, Inc.
High Yield Fund

Gregory S. Golczewski (1/15/66) Vice President, T. Rowe Price and T. Rowe Price
Vice President,                 Trust Company
High Yield Fund

Henry H. Hopkins (12/23/42)     Director and Vice President, T. Rowe Price
Vice President,                 Group, Inc., T. Rowe Price Investment Services,
High Yield Fund                 Inc., T. Rowe Price Services, Inc., and T. Rowe
                                Price Trust Company; Vice President, T. Rowe
                                Price, T. Rowe Price International, Inc., and
                                T. Rowe Price Retirement Plan Services, Inc.

Paul A. Karpers (11/14/67)      Vice President, T. Rowe Price and T. Rowe Price
Vice President,                 Group, Inc.
High Yield Fund

Patricia B. Lippert (1/12/53)   Assistant Vice President, T. Rowe Price and
Secretary,                      T. Rowe Price Investment Services, Inc.
High Yield Fund

Kevin P. Loome (10/19/67)       Vice President, T. Rowe Price, T. Rowe Price
Vice President,                 Group, Inc., and T. Rowe Price International,
High Yield Fund                 Inc.

James E. MacMiller (4/29/66)    Assistant Vice President, T. Rowe Price
Vice President,
High Yield Fund

Michael J. McGonigle (10/14/66) Vice President, T. Rowe Price and T. Rowe Price
Vice President,                 Group, Inc.
High Yield Fund

Walter P. Stuart III (3/27/60)  Vice President, T. Rowe Price and T. Rowe Price
Vice President,                 Group, Inc.
High Yield Fund

Thomas E. Tewksbury (8/1/61)    Vice President, T. Rowe Price and T. Rowe Price
Vice President,                 Group, Inc.
High Yield Fund

Mark J. Vaselkiv (7/22/58)      Vice President, T. Rowe Price and T. Rowe Price
President,                      Group, Inc.
High Yield Fund

Thea N. Williams (12/20/61)     Vice President, T. Rowe Price and T. Rowe Price
Vice President,                 Group, Inc.
High Yield Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003